ACQUISITIONS - ATS and SESB acquisitions and CER acquisition (Details)	May 07, 2025 shares	Apr. 28, 2025 USD ($) $ / shares shares	Apr. 25, 2025 USD ($) item subsidiary	Dec. 31, 2025 USD ($)
ATS and SESB
ACQUISITIONS
Threshold period for delisting	90 days
Business combination, number of shares issued | shares		68,750
Contingently issuable equity shares | shares	84,375	84,375
Issuance of common stock as consideration in acquisition of a business (in shares) | shares		153,125
Share price of acquisition (in dollars per share) | $ / shares		$ 20.91
Payments to acquire business		$ 0
Fair value of shares issued		1,437,480
Contingent consideration		1,762,000
Total fair value of shares issues		3,199,480
Settlement of preexisting relationship (accounts receivable / payable)		447,359
Total consideration		3,646,839
ATS
ACQUISITIONS
Fair value of shares issued		980,100
Contingent consideration		1,201,000
Total fair value of shares issues		2,181,100
Settlement of preexisting relationship (accounts receivable / payable)		474,873
Total consideration		2,655,973
SESB
ACQUISITIONS
Fair value of shares issued		457,380
Contingent consideration		561,000
Total fair value of shares issues		1,018,380
Settlement of preexisting relationship (accounts receivable / payable)		(27,514)
Total consideration		$ 990,866
CER
ACQUISITIONS
Total consideration			$ 1,108,640
Percentage of voting interest acquired			100.00%
Number of subsidiaries acquired | subsidiary			2
Number of joint venture | item			1
Committed capital to be provided				$ 1,137,818
Aggregate portion funded				$ 719,897
Late payment, surcharge fees, percent				9.00%
Identified intangible asset, Useful life			25 years
Business combination, discount rate			20.00%
CER Microgrids
ACQUISITIONS
Percentage of voting interest acquired			100.00%
Bargain purchase gain			$ 2,121,079
CER Rooftop
ACQUISITIONS
Percentage of voting interest acquired			55.64%
CER Renewtech
ACQUISITIONS
Percentage of voting interest acquired			50.00%